Document And Entity Information	Apr. 21, 2021
Entity Listings [Line Items]
Document Type	8-K/A
Document Period End Date	Apr. 21, 2021
Entity Registrant Name	OFG BANCORP
Entity Incorporation, State or Country Code	PR
Entity File Number	001-12647
Entity Tax Identification Number	66-0538893
Entity Address, Address Line One	Oriental Center, 15thFloor
Entity Address Address Line 2	254 Munoz Rivera Avenue
Entity Address, City or Town	San Juan
Entity Address Country	PR
Entity Address, Postal Zip Code	00918
City Area Code	787
Local Phone Number	771-6800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Central Index Key	0001030469
Entity Emerging Growth Company	false
Amendment Flag	true
Amendment Description	OFG Bancorp is filing this Amendment to its Form 8-K for the quarter ended March 31, 2021 originally filed with the Securities and Exchange Commission on April 21, 2021 (the “8-K”) solely to include the eXtensible Business Reporting Language (“XBRL”), which was inadvertently omitted from the Form 8-K because of a technical error in the submission. Except for such correction, this amendment does not update, modify or amend any disclosure set forth in the Form 8-K as originally filed.
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common shares, par value $1.00 per share
Trading Symbol	OFG
Security Exchange Name	NYSE
Series A Preferred Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	7.125% Noncumulative Monthly Income Preferred Stock, Series A ($25.00 liquidation preference per share)
Trading Symbol	OFG.PRA
Security Exchange Name	NYSE
Series B Preferred Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	7.0% Noncumulative Monthly Income Preferred Stock, Series B ($25.00 liquidation preference per share)
Trading Symbol	OFG.PRB
Security Exchange Name	NYSE
Series D Preferred Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	7.125% Noncumulative Perpetual Preferred Stock, Series D ($25.00 liquidation preference per share)
Trading Symbol	OFG.PRD
Security Exchange Name	NYSE